EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS (Tables)	9 Months Ended
Sep. 30, 2018
Postemployment Benefits [Abstract]
Summary of net periodic benefit cost
The following table summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three and nine months ended September 30, 2018 and 2017:

	Pension		Healthcare		Other
	Three Months Ended September 30,		Three Months Ended September 30,		Three Months Ended September 30,
	2018	2017	2018	2017	2018	2017
	(in millions)
Service cost	6	7	1	2	3	3
Interest cost	18	17	5	9	1	1
Expected return on assets	(27)	(26)	(1)	(1)	—	—
Amortization of:
Prior service credit	—	—	(31)	(1)	1	—
Actuarial loss	18	21	2	1	—	—
Other	—	—	—	—	—	—
Net periodic benefit cost	15	19	(24)	10	5	4

	Pension		Healthcare		Other
	Nine Months Ended September 30,		Nine Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017	2018	2017
	(in millions)
Service cost	19	21	4	5	11	10
Interest cost	54	53	19	27	2	2
Expected return on assets	(84)	(80)	(5)	(5)	—	—
Amortization of:
Prior service credit	(1)	—	(52)	(2)	1	—
Actuarial loss	56	64	5	4	1	1
Other	—	3	—	—	—	—
Net periodic benefit cost	44	61	(29)	29	15	13